Game operating cost (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of comparative information prepared under previous GAAP [line items]
Game operation cost	$ (25,208)	$ (50,746)	$ (55,594)	$ (47,359)
Game Operation Cost
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses		(30,790)	(39,155)	(35,282)
Technical support services		(16,563)	(12,514)	(8,754)
Depreciation and amortization		(3,393)	(3,925)	(3,323)
Game operation cost		$ (50,746)	$ (55,594)	$ (47,359)